Financial risk management - Reconciliation to cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk management
Liabilities arising from financing activities, beginning balance	€ 5,362	€ 5,765
Cash flows	(592)	(581)
Non-cash changes:
Changes in foreign exchange rates	32	(24)
Changes in fair value	(42)	4
Reclassification between long-term and short-term	0	0
Liabilities associated with assets held for sale	(30)
Additions	117	206
Other	(9)	(8)
Liabilities arising from financing activities, ending balance	4,838	5,362
Long-term interest-bearing liabilities
Risk management
Liabilities arising from financing activities, beginning balance	3,637	4,249
Cash flows	(361)	(283)
Non-cash changes:
Changes in foreign exchange rates	64	(34)
Changes in fair value	(5)	83
Reclassification between long-term and short-term	(417)	(374)
Liabilities associated with assets held for sale	0
Additions	0	0
Other	0	(4)
Liabilities arising from financing activities, ending balance	2,918	3,637
Short-term interest-bearing liabilities
Risk management
Liabilities arising from financing activities, beginning balance	554	228
Cash flows	(6)	(40)
Non-cash changes:
Changes in foreign exchange rates	2	(3)
Changes in fair value	0	0
Reclassification between long-term and short-term	417	374
Liabilities associated with assets held for sale	0
Additions	0	0
Other	2	(5)
Liabilities arising from financing activities, ending balance	969	554
Derivatives held to hedge long-term borrowings
Risk management
Liabilities arising from financing activities, beginning balance	174	246
Cash flows	0	(19)
Non-cash changes:
Changes in foreign exchange rates	(49)	25
Changes in fair value	(37)	(79)
Reclassification between long-term and short-term	0	0
Liabilities associated with assets held for sale	0
Additions	0	0
Other	0	1
Liabilities arising from financing activities, ending balance	88	174
Lease liabilities
Risk management
Liabilities arising from financing activities, beginning balance	997	1,042
Cash flows	(225)	(239)
Non-cash changes:
Changes in foreign exchange rates	15	(12)
Changes in fair value	0	0
Reclassification between long-term and short-term	0	0
Liabilities associated with assets held for sale	(30)
Additions	117	206
Other	(11)	0
Liabilities arising from financing activities, ending balance	€ 863	€ 997